Long-term debt	12 Months Ended
Dec. 31, 2021
Long-term Debt
Long-term debt

17. Long-term debt

	December 31,	December 31,
	2021	2020
	$’000	$’000
Loan to related party secured by a letter of guarantee from the Company, at 5% interest per annum, due December 31, 2023 (note 20)	$13,961	$13,961

Loan secured by assets of the Company, at 5.75% interest per annum, due 2022	207	448

Loan secured by assets of the Company payable 9% interest per annum, due 2023	556	-

Accrued interest on debt	1,546	848
	$16,270	$15,257
Less current portion	(508)	(340)
	$15,762	$14,917

Principal payments on long-term debts are due as followed:

Year ending December 31,
2022	508
2023	15,762